Significant Accounting Policies_Property Equipment And Investment Properties And Intangible Assets(Details)	12 Months Ended
Dec. 31, 2020
Buildings Investment Property Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Depreciation Method Investment Property Cost Model	Straight-line
Description Of Useful Life Investment Property Cost Model	20~40 years
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Straight-line
Description Of Useful Life Property Plant And Equipment	20 ~ 40 years
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Description Of Useful Life Property Plant And Equipment	4 ~ 15 years
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Description Of Useful Life Property Plant And Equipment	3 ~ 15 years
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Description of useful life, intangible assets other than goodwill	3 ~ 19 years
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Description of useful life, intangible assets other than goodwill	3~5 years
Value of Business Acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Declining-Balance
Description of useful life, intangible assets other than goodwill	30, 60 years
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line / Declining-balance
Description of useful life, intangible assets other than goodwill	1~13 years